Taxes - Deferred Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets
Retirement benefits	$ 1,691	$ 1,898
Leases	1,224	1,157
Share-based and other compensation	888	796
Tax losses/credits	3,923	3,615
Deferred income	797	790
Bad debt, inventory and warranty reserves	207	198
Depreciation	243	238
Accruals	418	395
Intangible assets	3,341	2,482
Capitalized R&D	4,426	4,185
Hedging	270	0
Other	994	784
Gross deferred tax assets	18,422	16,537
Less: valuation allowance	1,143	1,223	$ 765
Net deferred tax assets	17,279	15,314
Deferred Tax Liabilities
Goodwill and intangible assets	3,305	3,147
GILTI deferred taxes	1,606	1,200
Leases and right-of-use assets	1,578	1,483
Depreciation	548	438
Retirement benefits	1,473	1,478
Undistributed foreign earnings	321	211
Hedging	0	448
Other	620	746
Gross deferred tax liabilities	$ 9,450	$ 9,151